COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
Contractual capital commitments	$ 97,300	$ 21,900
Lease agreement, office building term	15 years
Novartis
Commitments [Line Items]
Maximum commitment liability	$ 200,000
Royalty fees over net sales (percentage)	18.00%
Royalty fees, amount of net sales to be exceeded	$ 300,000
Royalty fees, payment term	10 years
Within one year
Commitments [Line Items]
Contractual capital commitments	$ 22,200
2022
Commitments [Line Items]
Contractual capital commitments	$ 75,000